Financial Instruments	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Financial Instruments

21.	Financial instruments

a.	Capital risk management – The Company manages its capital to ensure that its subsidiaries will be able to continue as a going concern while maximizing the return to its stockholders through the reinvestment of earnings. The Company’s general strategy has not been altered in recent years. The Company’s policy is to not obtain bank loans or any other financing transaction.

b.	Market risk – Market risk is the risk that the fair value of future cash flows of a financial instrument fluctuates due to changes in market. Market prices include the foreign exchange risk, interest rate risk and the raw material prices risk.

c.	Foreign exchange risk management – The Company undertakes certain transactions denominated in foreign currencies, hence, exposures to exchange rate fluctuations arise. The exposures in exchange rate are managed within the settings of the approved policies. The book value of the monetary assets and monetary liabilities denominated in foreign currency at the end of the reporting period are as follows (includes foreign subsidiaries):

	December 31,
	2 0 1 9		2 0 1 8

Short – term assets		$11,176,625		$11,649,108
Short – term liabilities		4,843,976		5,567,083

Net monetary asset position in foreign currency		$6,332,649		$6,082,025
Equivalent in U.S. Dollars (thousands)	USD$	335,545	USD$	309,414

d.	Credit risk management – Credit risk refers to the risk that a counterpart will default on its contractual obligations resulting in financial loss for the Company. The Company has adopted a policy of only dealing with creditworthy counterparties. The Company only transacts with entities that have a risk grade equivalent to the investment grade and higher. The Company investigates and rates its major customers. The Company exposure and the credit ratings of its counterparties are continuously monitored and the accumulated value of transactions concluded is spread amongst approved counterparties. Credit exposure is controlled by counterparty limits that are reviewed and approved annually by the risk management committee.

Trade receivables consist of a large number of customers dedicated to construction and automotive industries, distributed in different geographic areas. Ongoing credit evaluation is performed on the financial condition of accounts receivable.

The Company does not have significant credit risk exposure with any single counterparty or any group of counterparties having similar characteristics. The Company defines that the counterparties that have similar characteristics are considered related parties. Concentration of credit risk to any other counterparty did not exceed 5% of gross monetary assets at any time during the year.

The credit risk on liquid funds and derivative financial instruments is limited because the counterparties are banks with high credit-ratings assigned by international credit-rating agencies.

e.	Liquidity risk and risk tables – Ultimate responsibility for liquidity risk management rests in the board of directors, which has established an appropriate liquidity risk management framework for the management of the Company’s short, medium and long-term funding and liquidity management requirements. The Group manages liquidity risk by maintaining adequate reserves, banking and credit facilities, by continuously monitoring forecast and actual cash flows, and by matching the maturity profiles of financial assets and liabilities. The following table sets out details of additional bank lines of credit (to be used as letter of credits) that the Company has at its disposal to reduce liquidity risk. These lines of credit are obtained by the Company and one part of them has been used for some of the subsidiaries of Industrias CH, S.A.B. de C.V.:

	(In thousands of US dollars)
	December 31,
	2 0 1 9	2 0 1 8

Bank loans credit lines:
Drawn balances	$350,000	$350,000
Undrawn balances	116,596	128,681
Available line balance	$233,404	$221,319